11. STOCK-BASED COMPENSATION (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
11. STOCK-BASED COMPENSATION (Dec 2011 only)

The Company has two equity incentive compensation plans: a 2004 Stock Option Plan and a 2006 Stock Incentive Plan.

2004 Stock Option Plan – The 2004 Stock Option Plan authorized the issuance of incentive stock options (“ISOs”) and non-qualified stock options (“NQOs”) to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 357,143 shares of common stock. On September 7, 2006, the Company terminated the 2004 Stock Option Plan, except to the extent of issued and outstanding options then existing under the plan. The Company had 11,429 stock options outstanding under its 2004 Stock Option Plan at December 31, 2011 and 2010.

2006 Stock Incentive Plan – The 2006 Stock Incentive Plan authorizes the issuance of options, restricted stock, restricted stock units, stock appreciation rights, direct stock issuances and other stock-based awards to the Company’s officers, directors or key employees or to consultants that do business with the Company for up to an aggregate of 1,214,285 shares of common stock.

Stock Options – On August 1, 2011 and August 25, 2011, the Company granted options to purchase an aggregate of 193,000 and 16,000 shares of the Company’s common stock at exercise prices of $0.86 and $0.35 per share, which were the respective closing prices per share of the Company’s common stock on the dates of grant, with estimated fair values of $0.44 and $0.18, respectively. The options vest as to 33% on April 2, 2012 and 33% on each of April 1, 2013 and April 1, 2014. The options expire in 10 years from the date of grant. Fair value was determined using the Black Scholes Option Pricing Model. For the August 1, 2011 grants, the inputs to estimating fair value were: exercise price of $0.86; estimated life of 5.0 years; expected volatility of 56.7%; and risk free interest rate of 2.50%. For the August 25, 2011 grants, the inputs to estimating fair value were: exercise price of $0.35; estimated life of 5.0 years; expected volatility of 56.7% and risk free interest rate of 2.50%. The Company estimates expected volatility using peer companies within its industry.

Summaries of the status of Company’s stock option plans as of December 31, 2011 and 2010 and of changes in options outstanding under the Company’s plans during those years are as follows (in thousands, except exercise prices):

	Years Ended December 31,
	2011		2010
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	11	$57.82	11	$57.82
Issued	209	$0.82	—	—
Outstanding at end of year	220	$3.78	11	$57.82
Options exercisable at end of year	11	$57.82	11	$57.82

Stock options outstanding as of December 31, 2011, were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.35-0.86	209	9.59	$0.82	—	—
$57.75-58.10	11	3.57	$57.82	11	$57.82

The options outstanding at December 31, 2011 and 2010 had intrinsic values of $50,000 and $0, respectively.

Restricted Stock – The Company grants to certain employees and directors shares of restricted stock under its 2006 Stock Incentive Plan pursuant to restricted stock agreements. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2009	40	$56.63
Issued	585	$8.40
Vested	(145)	$14.91
Canceled	(11)	$45.64
Unvested at December 31, 2010	469	$9.66
Issued	264	$0.86
Vested	(251)	$10.56
Canceled	(9)	$9.70
Unvested at December 31, 2011	473	$4.27

Stock-based compensation expense related to employee and non-employee stock grants and options recognized in income were as follows (in thousands):

	Years Ended December 31,
	2011	2010
Employees	$1,522	$1,895
Non-employees	756	576
Total stock-based compensation expense	$2,278	$2,471

At December 31, 2011, the total compensation cost related to unvested awards which had not been recognized was $2,111,000 and the associated weighted-average period over which the compensation cost attributable to those unvested awards would be recognized was 3.54 years.